Summary of Significant Accounting Policies (Details 3)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Foreign Currency Translation
Foreign currency exchange rate, translation	7.2526	7.1957	7.2150
US$:RMB exchange rate
Foreign Currency Translation
Foreign currency exchange rate, translation	7.1636	7.2993	7.2672